Aug. 01, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated August 13, 2018

to the Summary Prospectus, Prospectus,

and Statement of Additional Information (the “SAI”),

each dated August 1, 2018,

for the iShares Global Telecom ETF (IXP) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around September 24, 2018.

	Current	New

Fund Name	iShares Global Telecom ETF	iShares Global Comm Services ETF

Underlying Index (Name Change)	S&P Global 1200 Telecommunications Services IndexTM	S&P Global 1200 Communication Services Sector IndexTM

Investment Objective	The iShares Global Telecom ETF seeks to track the investment results of an index composed of global equities in the telecommunications sector.	The iShares Global Comm Services ETF seeks to track the investment results of an index composed of global equities in the communication services sector.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Communication Services Sector IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be a part of the communication services sector of the economy and that SPDJI believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies. As of September 24, 2018, a significant portion of the Underlying Index is represented by securities of companies in the communication services industry or sector. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Telecommunications Sector Risk” and add the following:

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.